Statements of Operations and Comprehensive Loss (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenue:
Grant revenue					$ 84,980	$ 84,980	$ 407,595
Collaboration revenue					50,000	50,000	400,000
Total revenue					134,980	134,980	807,595
Operating expenses:
General and administrative		2,536,807	1,210,875	7,033,492	2,843,587	4,718,047	3,122,718
Research and development		13,006,568	6,629,932	29,671,114	12,239,679	18,762,219	13,294,917
Total operating expenses		15,543,375	7,840,807	36,704,606	15,083,266	23,480,266	16,417,635
Loss from operations		(15,543,375)	(7,840,807)	(36,704,606)	(14,948,286)	(23,345,286)	(15,610,040)
Other income (expense):
Change in fair value of warrant liability		11,181	(941,356)	109,522	(1,249,849)	241,478	44,576
Miscellaneous income			1,093	184,015	1,245	1,245	122,792
Interest income		1,809		11,589		884	754
Interest expense	(4,333)	(4,487)	(908)	(4,487)	(148,850)	(149,756)	(193,740)
Total other income (expense)		8,503	(941,171)	300,639	(1,397,454)	93,851	(25,618)
Net loss and comprehensive loss		(15,534,872)	(8,781,978)	(36,403,967)	(16,345,740)	(23,251,435)	(15,635,658)
Accretion of redeemable convertible preferred stock			(85,562)	(28,521)	(248,149)	(333,710)	(316,642)
Net loss attributable to common stockholders		$ (15,534,872)	$ (8,867,540)	$ (36,432,488)	$ (16,593,889)	$ (23,585,145)	$ (15,952,300)
Per share information:
Net loss per share of common stock, basic and diluted (in dollars per share)		$ (0.59)	$ (11.18)	$ (1.58)	$ (22.23)	$ (29.71)	$ (23.70)
Weighted average shares outstanding, basic and diluted (in shares)		26,366,300	793,268	23,036,366	746,587	793,806	673,191